Net Loss Per Share Attributable to Common Stockholders- Calculation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Calculation of basic and diluted net loss per common share
Net loss attributable to common stockholders	$ (4,715,358)	$ (3,984,204)	$ (14,733,780)	$ (16,637,924)
Shares used to compute net loss per common share, basic and diluted (in shares)	14,157,351	9,307,354	10,951,178	6,153,139
Net loss per share attributable to common shareholders, basic and diluted	$ (0.33)	$ (0.43)	$ (1.35)	$ (2.70)